Derivatives (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedging

10.	Derivatives
Hedge Accounting and Hedging Programs
We recognize all derivative instruments as either assets or liabilities in our Condensed Consolidated Balance Sheets and measure them at fair value. Gains and losses resulting from changes in fair value are accounted for depending on the use of the derivative and whether it is designated and qualifies for hedge accounting.
Balance Sheet Hedging
Hedges of Foreign Currency Assets and Liabilities
We hedge portions of our net recognized foreign currency denominated assets and liabilities with foreign exchange forward contracts to reduce the risk that the value of these assets and liabilities will be adversely affected by changes in exchange rates. At September 30, 2017 and December 31, 2016, the notional amounts of foreign currency forward exchange contracts outstanding not designated as hedging instruments were $67,672 and $42,866, respectively.
During the first quarter of 2017, in connection with our acquisition of IPC Group, we entered into a foreign currency option contract not designated as a hedging instrument for a notional amount of €180,000. The option contract has since expired and there were no outstanding foreign currency option contracts not designated as hedging instruments as of September 30, 2017 and December 31, 2016.
Cash Flow Hedging
Hedges of Forecasted Foreign Currency Transactions
In countries outside the United States, we transact business in U.S. dollars and in various other currencies. We may use foreign exchange option contracts or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to one year. We enter into these foreign exchange contracts to hedge a portion of our forecasted foreign currency denominated revenue in the normal course of business, and accordingly, they are not speculative in nature. The notional amounts of outstanding foreign currency forward contracts designated as cash flow hedges were $3,033 and $2,127 as of September 30, 2017 and December 31, 2016, respectively. The notional amounts of outstanding foreign currency option contracts designated as cash flow hedges were $8,870 and $8,522 as of September 30, 2017 and December 31, 2016, respectively.
Foreign Currency Derivatives
We use foreign currency exchange rate derivatives to hedge our exposure to fluctuations in exchange rates for anticipated intercompany cash transactions between Tennant Company and its subsidiaries. During the second quarter of 2017 we entered into Euro to U.S. dollar foreign exchange cross currency swaps for all of the anticipated cash flows associated with an intercompany loan from a wholly-owned European subsidiary. We entered into these foreign exchange cross currency swaps to hedge the foreign currency denominated cash flows associated with this intercompany loan, and accordingly, they are not speculative in nature. We designated these cross currency swaps as cash flow hedges. The hedged cash flows as of September 30, 2017 included €183,000 of total notional value. As of September 30, 2017, the aggregate scheduled interest payments over the course of the loan and related swaps amounted to €33,000. The scheduled maturity and principal payment of the loan and related swaps of €150,000 are due in April 2022. There were no cross currency swaps designated as cash flow hedges as of December 31, 2016.
The fair value of derivative instruments on our Condensed Consolidated Balance Sheets as of September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017		December 31, 2016
	Fair Value Asset Derivatives	Fair Value Liability Derivatives	Fair Value Asset Derivatives	Fair Value Liability Derivatives
Derivatives designated as hedging instruments:
Foreign currency option contracts(1)	$67	$—	$184	$—
Foreign currency forward contracts(1)	8,346	31,921	—	13
Derivatives not designated as hedging instruments:
Foreign currency option contracts	—	—	—	—
Foreign currency forward contracts(1)	$539	$2,010	$12	$162

(1)
Contracts that mature within the next 12 months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Contracts with maturities greater than 12 months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Amounts included in our Condensed Consolidated Balance Sheets are recorded net where a right of offset exists with the same derivative counterparty.

As of September 30, 2017, we anticipate reclassifying approximately $2,004 of gains from Accumulated Other Comprehensive Loss to net earnings during the next 12 months.
The effect of foreign currency derivative instruments designated as cash flow hedges and of foreign currency derivative instruments not designated as hedges in our Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2017 was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017		September 30, 2017
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net loss recognized in Other Comprehensive Income, net of tax(1)	$(40)	$(4,492)	$(177)	$(14,026)
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	(141)	26	(140)	(76)
Net gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Interest Income	—	374	—	823
Net loss reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Foreign Currency Transaction (Losses) Gains	—	(3,705)	—	(10,853)
Net (loss) gain recognized in earnings(2)	(7)	3	(12)	8
Derivatives not designated as hedging instruments:
Net loss recognized in earnings(3)	$—	$(2,062)	$(1,132)	$(7,369)
The effect of foreign currency derivative instruments designated as cash flow hedges and of foreign currency derivative instruments not designated as hedges in our Condensed Consolidated Statements Operations for the three and nine months ended September 30, 2016 was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016		September 30, 2016
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net loss recognized in Other Comprehensive Income, net of tax(1)	$(20)	$(9)	$(250)	$(74)
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	(88)	37	(88)	11
Net (loss) gain recognized in earnings(2)	(11)	1	(17)	1
Derivatives not designated as hedging instruments:
Net loss recognized in earnings(3)	$—	$(330)	$—	$(2,392)

(1)	Net change in the fair value of the effective portion classified in Other Comprehensive Income.

(2)	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction (Losses) Gains.

(3)	Classified in Net Foreign Currency Transaction (Losses) Gains.

Derivatives
Hedge Accounting and Hedging Programs
In 2015, we expanded our foreign currency hedging programs to include foreign exchange purchased options and forward contracts to hedge our foreign currency denominated revenue. We recognize all derivative instruments as either assets or liabilities in our Consolidated Balance Sheets and measure them at fair value. Gains and losses resulting from changes in fair value are accounted for depending on the use of the derivative and whether it is designated and qualifies for hedge accounting.
We evaluate hedge effectiveness on our hedges that are designated and qualify for hedge accounting at the inception of the hedge prospectively, as well as retrospectively, and record any ineffective portion of the hedging instruments in Net Foreign Currency Transaction Losses on our Consolidated Statements of Earnings. The time value of purchased contracts is recorded in Net Foreign Currency Transaction Losses in our Consolidated Statements of Earnings.
Our hedging policy establishes maximum limits for each counterparty to mitigate any concentration of risk.
Balance Sheet Hedging – Hedges of Foreign Currency Assets and Liabilities
We hedge our net recognized foreign currency denominated assets and liabilities with foreign exchange forward contracts to reduce the risk that the value of these assets and liabilities will be adversely affected by changes in exchange rates. These contracts hedge assets and liabilities that are denominated in foreign currencies and are carried at fair value as either assets or liabilities on the Consolidated Balance Sheets with changes in the fair value recorded to Net Foreign Currency Transaction Losses in our Consolidated Statements of Earnings. These contracts do not subject us to material balance sheet risk due to exchange rate movements because gains and losses on these derivatives are intended to offset gains and losses on the assets and liabilities being hedged. At December 31, 2016 and December 31, 2015, the notional amounts of foreign currency forward exchange contracts outstanding not designated as hedging instruments were $42,866 and $45,851, respectively.
Cash Flow Hedging – Hedges of Forecasted Foreign Currency Transactions
In countries outside the U.S., we transact business in U.S. dollars and in various other currencies. We may use foreign exchange option contracts or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to 1 year. We enter into these foreign exchange contracts to hedge a portion of our forecasted foreign currency denominated revenue in the normal course of business, and accordingly, they are not speculative in nature. The notional amount of outstanding foreign currency forward contracts designated as cash flow hedges were $2,127 and $2,486 as of December 31, 2016 and December 31, 2015, respectively. The notional amount of outstanding foreign currency option contracts designated as cash flow hedges were $8,522 and $11,271 as of December 31, 2016 and December 31, 2015, respectively.
To receive hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge, and the hedges must be highly effective in offsetting changes to future cash flows on hedged transactions. We record changes in the fair value of these cash flow hedges in Accumulated Other Comprehensive Loss in our Consolidated Balance Sheets, until the forecasted transaction occurs. When the forecasted transaction occurs, we reclassify the related gain or loss on the cash flow hedge to Net Sales. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, we reclassify the gain or loss on the related cash flow hedge from Accumulated Other Comprehensive Loss to Net Foreign Currency Transaction Losses in our Consolidated Statements of Earnings at that time. If we do not elect hedge accounting, or the contract does not qualify for hedge accounting treatment, the changes in fair value from period to period are recorded in Net Foreign Currency Transaction Losses in our Consolidated Statements of Earnings.
The fair value of derivative instruments on our Consolidated Balance Sheets as of December 31, consisted of the following:

	2016		2015
	Fair Value Asset Derivatives	Fair Value Liability Derivatives	Fair Value Asset Derivatives	Fair Value Liability Derivatives
Derivatives designated as hedging instruments:
Foreign currency option contracts(1)(2)	$184	$—	$387	$—
Foreign currency forward contracts(1)	—	13	113	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts(1)	$12	$162	$171	$7

(1)
Contracts that mature within the next twelve months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liabilities derivatives, respectively, on our Consolidated Balance Sheets.

(2)
Contracts with a maturity greater than twelve months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Consolidated Balance Sheets.

As of December 31, 2016, we anticipate reclassifying approximately $71 of losses from Accumulated Other Comprehensive Loss to net earnings during the next twelve months.
The effect of foreign currency derivative instruments designated as cash flow hedges and foreign currency derivative instruments not designated as hedges in our Consolidated Statements of Earnings for the three years ended December 31 were as follows:

	2016		2015		2014
	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts	Foreign Currency Option Contracts	Foreign Currency Forward Contracts
Derivatives in cash flow hedging relationships:
Net (loss) gain recognized in Other Comprehensive Loss, net of tax(1)	$(259)	$(73)	$31	$77	$—	$—
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax(2)	(148)	7	—	5	—	—
Net (loss) gain recognized in earnings(3)	(11)	2	6	(2)	—	—
Derivatives not designated as hedging instruments:
Net (loss) gain recognized in earnings(4)	$—	$(890)	$—	$4,047	$—	$2,384

(1)	Net change in the fair value of the effective portion classified in Other Comprehensive Loss.

(2)	Effective portion classified as Net Sales.

(3)	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction Losses.

(4)	Classified in Net Foreign Currency Transaction Losses.